Investments in and Advances to Affiliates and Notes Receivable from Affiliate (Details) (USD $)			12 Months Ended												36 Months Ended												1 Months Ended						12 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2012 Sugar	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2012 Democratic Republic of Congo	Dec. 31, 2011 Democratic Republic of Congo	Dec. 31, 2010 Democratic Republic of Congo	Dec. 31, 2012 Democratic Republic of Congo	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Democratic Republic of Congo	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Lesotho	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Zambia	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Haiti	Oct. 30, 2010 Poultry business	Jul. 02, 2011 Poultry business	Dec. 31, 2010 Bakery business Democratic Republic of Congo	Dec. 31, 2012 Grain and commodity trading businesses Australia	Oct. 30, 2010 Grain and commodity trading businesses Australia	Dec. 31, 2012 Grain and commodity trading businesses Peru	Dec. 31, 2012 PS International item	Dec. 30, 2012 PS International North Carolina	Jan. 02, 2012 PS International North Carolina	Jan. 28, 2012 PS International North Carolina	Apr. 03, 2010 PS International North Carolina	Dec. 31, 2010 PS International North Carolina	Jul. 02, 2011 PS International North Carolina	Dec. 31, 2012 PS International North Carolina	Dec. 31, 2011 PS International North Carolina Line-of-credit	Dec. 31, 2012 Sugar related businesses Argentina business	Dec. 31, 2012 Sugar related businesses Argentina Minimum	Dec. 31, 2012 Sugar related businesses Argentina Maximum	Dec. 31, 2010 Butterball, LLC	Oct. 01, 2011 Butterball, LLC	Dec. 31, 2012 Butterball, LLC	Dec. 31, 2010 Butterball, LLC	Dec. 06, 2010 Butterball, LLC	Dec. 06, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2012 Butterball, LLC Subordinated loan	Dec. 31, 2011 Butterball, LLC Subordinated loan	Dec. 31, 2012 Butterball, LLC Detachable warrants	Dec. 06, 2010 Butterball, LLC Detachable warrants	Oct. 01, 2011 Butterball, LLC Term loan	Dec. 31, 2012 Butterball, LLC Term loan	Dec. 31, 2011 Butterball, LLC Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership																50.00%	50.00%	35.00%	49.00%	25.00%	48.00%	49.00%	40.00%	25.00%	50.00%	23.00%	50.00%	49.00%		25.00%		50.00%											46.00%	50.00%
Number of businesses																																										2
Purchase price																											$ 16,988,000				$ 5,000,000						$ 7,650,000												$ 177,500,000
Percentage ownership acquired																													50.00%		25.00%						50.00%												50.00%
Percentage of interest held by Murphy Brown, LLC reacquired by Maxwell Group																																																	49.00%
Percentage of ownership interest continued to be owned by the Maxwell Group																																																	50.00%
Investee's intangible assets for trade name																																															111,000,000
Investee's intangible assets for goodwill																																															60,265,000
Loan provided to affiliate																																															81,231,000				100,000,000					13,037,000
Maturity period of unsecured subordinated loan provided																																																		7 years
Interest rate on loan provided (as a percent)																																																		15.00%							12.00%
Percentage of interest payable in cash																																																		5.00%
Percentage of pay-in-kind interest																																																		10.00%
Additional equity interest that can be acquired upon exercise of warrants (as a percent)																																																						5.00%
Economic interest (as a percent)																																																						52.50%
Description of variable rate																																															prime rate
Interest rate margin (as a percent)																																															2.00%
Investments in and advances to affiliates	410,542,000	364,840,000	186,873,000	160,402,000		2,775,000	3,177,000		220,894,000	201,261,000		82,257,000			82,257,000																																								10,586,000
Notes receivable from affiliate	202,931,000	110,903,000																																													81,231,000			89,414,000		112,629,000	100,693,000				9,071,000	10,210,000
Cash fee received as consideration for unsecured subordinated loan provided																																																			2,000,000
Cash syndication fee																																													4,525,000
Percentage of net syndication fee initially recognized as income																																													47.50%
Amortization period of remaining net syndication fee																																																5 years
Additional investment or capital contribution																											10,500,000																			5,598,000
Investment in equity and long-term advances												24,814,000	11,397,000	10,080,000	46,291,000
Payments to acquire equity method investment																																					6,000,000	990,000	660,000
Capacity provided by Seaboard																																									35,000,000
Receivable from affiliate																																									30,096,000
Ownership after increase (as a percent)																																				70.00%				85.00%
Number of transactions for acquiring interest in subsidiaries																																	2
Payment to increase ownership interest in affiliate																																		3,045,000	3,186,000
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value			8,995,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales			1,510,101,000	1,750,714,000	1,117,440,000	12,107,000	12,880,000	20,132,000	1,437,376,000	1,375,751,000	83,409,000
Net income			24,686,000	33,058,000	47,594,000	194,000	950,000	2,064,000	38,384,000	24,250,000	(1,901,000)
Total assets			862,992,000	864,802,000	581,755,000	8,865,000	10,743,000	10,248,000	871,945,000	819,618,000	725,464,000
Total liabilities			469,265,000	480,328,000	250,076,000	2,839,000	3,851,000	3,791,000	443,291,000	428,361,000	360,673,000
Total equity			$ 393,727,000	$ 384,474,000	$ 331,679,000	$ 6,026,000	$ 6,892,000	$ 6,457,000	$ 428,654,000	$ 391,257,000	$ 364,791,000